Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
Intangible assets are comprised of the following:

		December 31, 2014
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(669)	$1,820
Intellectual property	11	1,724	(578)	1,146
Other	11	239	(129)	110
Total finite-lived intangible assets	14	$4,452	$(1,376)	$3,076

		December 31, 2013
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,653	$(539)	$2,114
Intellectual property	11	1,821	(495)	1,326
Other	10	274	(136)	138
Total finite-lived intangible assets	13	4,748	(1,170)	3,578
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,766	$(1,170)	$3,596

		December 31, 2012
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

Intangible assets
Intangible assets are comprised of the following:

		December 31, 2014
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,489	$(669)	$1,820
Intellectual property	11	1,724	(578)	1,146
Other	11	239	(129)	110
Total finite-lived intangible assets	14	$4,452	$(1,376)	$3,076

		December 31, 2013
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,653	$(539)	$2,114
Intellectual property	11	1,821	(495)	1,326
Other	10	274	(136)	138
Total finite-lived intangible assets	13	4,748	(1,170)	3,578
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,766	$(1,170)	$3,596

		December 31, 2012
	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	15	$2,756	$(377)	$2,379
Intellectual property	12	1,767	(342)	1,425
Other	10	299	(105)	194
Total finite-lived intangible assets	13	4,822	(824)	3,998
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$4,840	$(824)	$4,016

Expected amortization expense related to intangible assets	As of December 31, 2014, amortization expense related to intangible assets is expected to be:

(Millions of dollars)
2015	2016	2017	2018	2019	Thereafter
$345	$323	$322	$320	$318	$1,448

Goodwill
The changes in carrying amount of goodwill by reportable segment for the years ended December 31, 2014, 2013 and 2012 were as follows:

(Millions of dollars)	December 31, 2013	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2014
Construction Industries
Goodwill	$291	$—	$—	$—	$(16)	$275
Resource Industries
Goodwill	4,468	—	(15)	—	(166)	4,287
Impairments	(580)	—	—	—	—	(580)
Net goodwill	3,888	—	(15)	—	(166)	3,707
Energy & Transportation
Goodwill	2,600	7	—	—	(65)	2,542
All Other [4]
Goodwill	199	—	—	—	(7)	192
Impairment	(22)	—	—	—	—	(22)
Net goodwill	177	—	—	—	(7)	170
Consolidated total
Goodwill	7,558	7	(15)	—	(254)	7,296
Impairments	(602)	—	—	—	—	(602)
Net goodwill	$6,956	$7	$(15)	$—	$(254)	$6,694

	December 31, 2012	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2013
Construction Industries
Goodwill	$333	$—	$—	$—	$(42)	$291
Resource Industries
Goodwill	4,511	—	(55)	—	12	4,468
Impairments	(580)	—	—	—	—	(580)
Net goodwill	3,931	—	(55)	—	12	3,888
Energy & Transportation
Goodwill	2,486	106	(10)	—	18	2,600
All Other [4]
Goodwill	214	—	—	—	(15)	199
Impairment	(22)	—	—	—	—	(22)
Net goodwill	192	—	—	—	(15)	177
Consolidated total
Goodwill	7,544	106	(65)	—	(27)	7,558
Impairments	(602)	—	—	—	—	(602)
Net goodwill	$6,942	$106	$(65)	$—	$(27)	$6,956

	December 31, 2011	Acquisitions [1]	Held for Sale and Business Divestitures [2]	Impairment Loss	Other Adjustments [3]	December 31, 2012
Construction Industries
Goodwill	$331	$15	$—	$—	$(13)	$333
Resource Industries
Goodwill	4,073	597	(181)	—	22	4,511
Impairments	—	—	—	(580)	—	(580)
Net goodwill	4,073	597	(181)	(580)	22	3,931
Energy & Transportation
Goodwill	2,486	9	—	—	(9)	2,486
All Other [4]
Goodwill	212	7	—	—	(5)	214
Impairment	(22)	—	—	—	—	(22)
Net goodwill	190	7	—	—	(5)	192
Consolidated total
Goodwill	7,102	628	(181)	—	(5)	7,544
Impairments	(22)	—	—	(580)	—	(602)
Net goodwill	$7,080	$628	$(181)	$(580)	$(5)	$6,942

[1]	See Note 24 for additional information.

[2]	See Note 26 for additional information.

[3]	Other adjustments are comprised primarily of foreign currency translation.

[4]	Includes All Other operating segments (See Note 23).